Note 17 - Commitments and Contingencies - Schedule of Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
2 to 5 years	$ 4	$ 0
Total	11	56
Operating Lease, Lease Not yet Commenced [Member]
Within 1 year	$ 7	$ 56